MFS Conservative Allocation Fund (Prospectus Summary): | MFS Conservative Allocation Fund
MFS® Conservative Allocation Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 26, 2011.

MFS® Asset Allocation Funds

MFS® Conservative Allocation Fund,

MFS® Moderate Allocation Fund,

MFS® Growth Allocation Fund, and

MFS® Aggressive Growth Allocation Fund

Effective immediately, the following replaces the second paragraph of the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" for MFS Conservative Allocation Fund:

As of August 26, 2011, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	60%
MFS Emerging Markets Debt Fund	3%
MFS Global Bond Fund	5%
MFS Government Securities Fund	10%
MFS High Income Fund	5%
MFS Inflation-Adjusted Bond Fund	10%
MFS Limited Maturity Fund	10%
MFS Research Bond Fund	17%
Specialty Funds:	4%
MFS Absolute Return Fund	2%
MFS Commodity Strategy Fund	1%
MFS Global Real Estate Fund	1%
International Stock Funds:	8%
MFS International Growth Fund	2%
MFS International Value Fund	2%
MFS Research International Fund	4%
U.S. Stock Funds:	28%
MFS Growth Fund	6%
MFS Mid Cap Growth Fund	4%
MFS Mid Cap Value Fund	4%
MFS New Discovery Fund	1%
MFS New Discovery Value Fund	1%
MFS Research Fund	6%
MFS Value Fund	6%